Filed Pursuant to Rule 497(c)
1933 Act File No. 333-133691
 1940 Act File No. 811-21897

MANAGER DIRECTED PORTFOLIOS

On behalf of Manager Directed Portfolios (the "Trust") and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of prospectus and SAI for the Marmont Redwood International Equity Fund and the Marmont Redwood Emerging Markets Fund (the "Funds"), each a series of the Trust, filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on February 16, 2018; such forms of prospectus and SAI (accession number 0000894189-18-000961) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated February 16, 2018 in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE